PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Equipment and Intangible Assets [Line Items]
Less: accumulated depreciation	$ (4,481,910)	$ (2,661,241)
Property and equipment, net	6,309,483	5,142,643
Intangible assets, net	10,194,582	8,889,009
Less: accumulated amortization	(56,685)	(44,620)
Property, equipment and intangible assets, net	16,504,065	14,031,652
Depreciation and amortization expenses	2,749,144	1,338,968	$ 928,414
Licenses
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	10,004,563	8,677,136
Trading Right
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	128,180	128,212
Electronic Equipment
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	6,897,897	6,292,614
Office Equipment
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	798,279	391,223
Leasehold improvement
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	1,748,345	752,194
Software
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	1,346,872	367,853
Trademark
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	$ 118,524	$ 128,281